Expense Example, No Redemption - Victory Pioneer Strategic Income Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 172
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	929
Expense Example, No Redemption, 10 Years	$ 2,039